SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Year Ended RMB: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	0.1379	0.1450	0.1493
Average Yearly RMB: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	0.1443		0.1543